Financial Assets at Fair Value	6 Months Ended
Jun. 30, 2020
Disclosure of financial assets [abstract]
Financial Assets at Fair Value
14	Financial assets at fair value

(a)	Financial assets at fair value through other comprehensive income
As of December 31, 2019 and June 30, 2020, the Group’s financial assets at fair value through other comprehensive income mainly represented its equity investment in Spotify Technology S.A. (“Spotify”). Spotify has been listed on the New York Stock Exchange since April 2018. During the six months ended June, 2020, the Group made a new investment in Warner Music Group Corp. (“WMG”), with an amount of approximately USD100 million (equivalent to approximately RMB708 million) to subscribe for approximately 0.78% of its equity interests.
Movement of financial assets at fair value through other comprehensive income is analyzed as follows:

	Six months ended June 30,
	2019	2020
	RMB’million	RMB’million
Listed equity investments
At beginning of the period	3,331	4,461
Addition	—	708
Fair value change	944	3,428
Currency translation differences	24	55

At end of the period	4,299	8,652

(b)	Other investments
Other investments represent financial assets at fair value through profit or loss. Movement of other investments is analyzed as follows:

	Six months ended June 30,
	2019	2020
	RMB’million	RMB’million
At beginning of the period	256	255
Disposal	(2)	(1)

At end of the period	254	254

Of which are:
Current	37	37
Non-current	217	217

	254	254